Business Acquisitions (Details) - USD ($)		12 Months Ended
	Nov. 08, 2023	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Holdback agreement paid	$ 200,000
Real estate purchase agreement	590,000
Adjustment of amortization expense			$ 23,220
Valley Veterinary Service [Member]
Business Combination [Line Items]
Exchange payment	800,000	$ 1,790,000
Business combination, dividing closing price	$ 400,000
Advanced Veterinary Care of Pasco [Member]
Business Combination [Line Items]
Acquisition date		Jan. 01, 2023